Other Non-Operating Income/Expense, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	€ 49	€ (154)	€ (51)
Miscellaneous income/expense, net	(33)	(25)	(23)
Other non-operating income/expense, net	17	(179)	(74)
Thereof from financial assets at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	316	601	358
Thereof from financial assets at amortized cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	111	(134)	194
Thereof from financial liabilities at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	(382)	(487)	(396)
Thereof from financial liabilities at amortised cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	€ (70)	€ (34)	€ (176)